Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
The following information is shared as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K. The Company is providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Executive Compensation” section of the CD&A.
Chemours and the CLDC are committed to ensuring alignment between Company performance and executive compensation to encourage and reward management for the creation of shareholder value. This Pay vs. Performance disclosure provides an additional perspective on our pay and performance alignment. This perspective is enhanced by the inclusion of Compensation Actually Paid (“CAP”) to our PEOs and NEOs, which captures the annual change in management’s total, company-derived wealth. This provides a distinct view from total compensation for our CEO and NEO as set forth in the “Summary Compensation Table” (“SCT”), which captures the annual economic cost of compensation to the Company. CAP is a more suitable comparator to performance since it includes the effect of performance on executive compensation over time and the degree to which pay is aligned with performance.
Pay Versus Performance Table
The following table shows the past three fiscal years’ of SCT pay, CAP, our cumulative total shareholder return (“TSR”), the cumulative relative TSR (“rTSR”) of our performance peers over the same period, our net income, and our Free Cash Flow. As the table below demonstrates, there is a strong relationship between our financial outcomes and CAP to PEOs and the average of CAP to the remaining NEOs. The CLDC believes strongly that the Company’s pay-for-performance approach is working as designed.
Year	Summary Compensation Table Total for First PEO(1)	Compensation Actually Paid to First PEO(2)	Summary Compensation Table Total for Second PEO(3)	Compensation Actually Paid to Second PEO(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(6)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(9)	Free Cash Flow (millions)(10)
							Total Shareholder Return(7)	Peer Group Total Shareholder Return(8)
2022	—	—	$7,670,351	$9,839,552	$2,107,360	$2,450,210	$191.44	$130.45	$578	$447
2021	$9,012,886	$25,427,573	$5,706,228	$10,425,043	$2,359,471	$5,383,970	$203.63	$151.70	$608	$543
2020	$8,606,576	$16,928,335	—	—	$2,915,198	$4,524,555	$145.61	$119.86	$219	$540
(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of CAP to Mr. Vergnano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; (ii) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton; and (iii) for 2020, Sameer Ralhan, Edwin Sparks, Mark Newman, and David Shelton.

(6)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

(7)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(10)
Free Cash Flow is defined as Cash Flows from Operations less purchases of property, plant and equipment as disclosed in the Company’s Cash Flow statement. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that free cash flow is a financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link CAP to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Pay Versus Performance Calculation Detail
	PEO 1			PEO 2			NEO Average
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	—	$9,012,886	$8,606,576	$7,670,351	$5,706,228	—	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	$7,056,334	$6,231,013	$5,504,353	$3,039,984	—	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	$10,037,056	$14,805,523	$7,286,350	$3,737,324	—	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	$11,676,849	$(501,171)	$(231,485)	$3,508,735	—	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	$144,996	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	$507,084	$(2,653)	$333,788	$184,986	—	$47,967	$77,860	$(17,955)
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(v))	—	$1,105,035	$251,073	$284,902	$327,754	—	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—
CAP	—	$25,427,573	$16,928,335	$9,839,552	$10,425,043	—	$2,450,210	$5,383,970	$4,524,555

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year.

Company Selected Measure Name	Free Cash Flow
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported are the amounts of total compensation reported for Mr. Vergnano for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(2)
The dollar amounts reported represent the amount of CAP to Mr. Vergnano, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Vergnano during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Vergnano’s total compensation for each year to determine the CAP.

(3)
The dollar amounts reported are the amounts of total compensation reported for Mr. Newman for each corresponding year in the “Total” column of the SCT. Refer to “Executive Compensation — Executive Compensation Tables — Summary Compensation Table.”

(4)
The dollar amounts reported represent the amount of CAP to Mr. Newman, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Newman during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to Mr. Newman’s total compensation for each year to determine the CAP.

(5)
The dollar amounts reported represent the average of the amounts reported for the Company’s NEOs as a group (excluding the applicable PEO) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs (excluding the applicable PEO) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Sameer Ralhan, Edwin Sparks, Alisha Bellezza, Denise Dignam, and David Shelton; (ii) for 2021, Sameer Ralhan, Edwin Sparks, Susan Kelliher, Bryan Snell, and David Shelton; and (iii) for 2020, Sameer Ralhan, Edwin Sparks, Mark Newman, and David Shelton.

(6)
The dollar amounts reported represent the average amount of CAP to the NEOs as a group (excluding the applicable PEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding the applicable PEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following “Pay Versus Performance Calculation Detail” table displays the adjustments made to the NEOs’ (excluding the applicable PEO) total compensation for each year to determine the CAP.

Peer Group Issuers, Footnote [Text Block]
(7)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 400 Chemicals.

(9)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

Adjustment To PEO Compensation, Footnote [Text Block]
	PEO 1			PEO 2			NEO Average
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	—	$9,012,886	$8,606,576	$7,670,351	$5,706,228	—	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	$7,056,334	$6,231,013	$5,504,353	$3,039,984	—	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	$10,037,056	$14,805,523	$7,286,350	$3,737,324	—	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	$11,676,849	$(501,171)	$(231,485)	$3,508,735	—	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	$144,996	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	$507,084	$(2,653)	$333,788	$184,986	—	$47,967	$77,860	$(17,955)
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(v))	—	$1,105,035	$251,073	$284,902	$327,754	—	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—
CAP	—	$25,427,573	$16,928,335	$9,839,552	$10,425,043	—	$2,450,210	$5,383,970	$4,524,555

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
	The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year
Non-PEO NEO Average Total Compensation Amount	$ 2,107,360	$ 2,359,471	$ 2,915,198
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,450,210	5,383,970	4,524,555
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
	PEO 1			PEO 2			NEO Average
	2022	2021	2020	2022	2021	2020	2022	2021	2020
Summary Compensation Table Total	—	$9,012,886	$8,606,576	$7,670,351	$5,706,228	—	$2,107,360	$2,359,471	$2,915,198
Less: Reported Fair Value of Equity Awards(a)	—	$7,056,334	$6,231,013	$5,504,353	$3,039,984	—	$1,130,702	$1,139,675	$1,807,220
Add: Year-End Fair Value of Equity Awards Granted in the Year(b(i))	—	$10,037,056	$14,805,523	$7,286,350	$3,737,324	—	$1,482,246	$1,697,677	$3,537,581
Add: Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested(b(II))	—	$11,676,849	$(501,171)	$(231,485)	$3,508,735	—	$(164,478)	$2,182,023	$(157,388)
Add: Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year(b(III))	—	$144,996	—	—	—	—	—	—	—
Add: Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year(b(iv))	—	$507,084	$(2,653)	$333,788	$184,986	—	$47,967	$77,860	$(17,955)
Add: Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation(b(v))	—	$1,105,035	$251,073	$284,902	$327,754	—	$107,817	$206,615	$54,340
Less: Reported Change in the Actuarial Present Value of Pension Benefits(c)	—	—	—	—	—	—	—	—	—
Add: Actuarially determined service cost for services rendered during the fiscal year	—	—	—	—	—	—	—	—	—
Add: Entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation	—	—	—	—	—	—	—	—	—
CAP	—	$25,427,573	$16,928,335	$9,839,552	$10,425,043	—	$2,450,210	$5,383,970	$4,524,555

(a)
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.

(b)
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; and (v) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

(c)
	The amounts included in this row are the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the SCT for each applicable year
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP vs Company TSR(1)
The below chart showing the relationship between the average PEOs’ and NEOs’ CAP and TSR demonstrates the critical role of equity grants and significant impact of our stock price on our executives’ pay.
(1)
TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs Net Income (NI) and Free Cash Flow (FCF)1
The below chart shows the relationship between the average PEOs’ and NEOs’ CAP versus NI and FCF which illustrates the impact of these measures as realized compensation.
(1)
PEO CAP in displayed in the above table reflects Mr. Vergnano’s CAP in 2020, Mr. Newman’s CAP in 2022 and an average CAP for both for 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship Between CAP and Performance Measures
Given the impact of stock price on our equity-based compensation, PEOs and NEOs actual compensation is driven by the Company’s success in delivering total shareholder return. We note the following factors influenced the results of the Pay Versus Performance calculations:
■
Impact of Equity Compensation — A significant portion of the executives’ TDC is equity-based. Given the critical role of equity grants in the executives’ pay, stock price has a significant impact on actual compensation. The Company’s stock price has been volatile over the past three years, ranging from below $10 to above $40 per share, and the CAP to the PEOs, and the average of CAP to the remaining NEOs, tracks with that volatility.

■
CEO Transition — In July 2021, the Company completed the successful transition of the CEO role from Mr. Vergnano to Mr. Newman. The following tables reflect that transition, including the value of Mr. Vergnano’s separation agreement. Additionally, they reflect Mr. Newman’s compensation prior to and after his promotion to CEO. As noted in the CD&A, Mr. Newman’s CAP in 2021 and 2022 was impacted by the compensation philosophy to ramp TDC for newly promoted executives over a multi-year period.

■
Financial Metrics — Net Income and Free Cash Flow correlate with TSR over the long-term, but not necessarily in any given year, in part because TSR reflects investors’ assessment of the Company’s value, taking forward-looking factors into account. Conversely, Free Cash Flow and Net Income are backward-looking and measure performance over discrete one-year time periods. Our compensation programs reflect our belief that actual compensation should more closely correlate to TSR than NI or FCF in any given year.

Total Shareholder Return Vs Peer Group [Text Block]	The graph below displays the relationship between the Company’s TSR versus the TSR of its peer group. The Company’s TSR significantly outperformed its peer group.
Tabular List [Table Text Block]
Most Important Company Performance Measures for Determining Executive Compensation
For fiscal year 2022, our CHRC identified the performance measures listed below as the most important financial performance measures used by the Company to link CAP for our named executive officers, for the most recently completed fiscal year, to the Company’s performance:
■
Adjusted EBITDA

■
Free Cash Flow

■
TSR

Total Shareholder Return Amount	$ 191.44	203.63	145.61
Peer Group Total Shareholder Return Amount	130.45	151.7	119.86
Net Income (Loss)	$ 578,000,000	$ 608,000,000	$ 219,000,000
Company Selected Measure Amount	447	543	540
PEO Name	Mr. Newman
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Non-GAAP Measure Description [Text Block]
(10)
Free Cash Flow is defined as Cash Flows from Operations less purchases of property, plant and equipment as disclosed in the Company’s Cash Flow statement. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that free cash flow is a financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link CAP to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR
Mr. Newman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 7,670,351	$ 5,706,228
PEO Actually Paid Compensation Amount	9,839,552	10,425,043
Mr. Newman [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,504,353	3,039,984
Mr. Newman [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,286,350	3,737,324
Mr. Newman [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(231,485)	3,508,735
Mr. Newman [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	333,788	184,986
Mr. Newman [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	284,902	327,754
Mr. Vergnano [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		9,012,886	$ 8,606,576
PEO Actually Paid Compensation Amount		25,427,573	16,928,335
Mr. Vergnano [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,056,334	6,231,013
Mr. Vergnano [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		10,037,056	14,805,523
Mr. Vergnano [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		11,676,849	(501,171)
Mr. Vergnano [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		144,996
Mr. Vergnano [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		507,084	(2,653)
Mr. Vergnano [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,105,035	251,073
Non-PEO NEO [Member] | Reported Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,130,702	1,139,675	1,807,220
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,482,246	1,697,677	3,537,581
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years and Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(164,478)	2,182,023	(157,388)
Non-PEO NEO [Member] | Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	47,967	77,860	(17,955)
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 107,817	$ 206,615	$ 54,340